FAIR VALUE MEASUREMENTS - Company's Financial Assets and Liabilities (Details) - Recurring - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Assets	$ 34,772	$ 26,511	$ 28,472
Liabilities:
Liabilities		2,960	32,599
Convertible preferred share warrant liability
Liabilities:
Liabilities		2,960	1,755
Short-term investment Certificate of deposit
Assets:
Assets	505	505	505
Restricted cash - short term
Assets:
Assets	34,267	26,006	19,767
Restricted cash - long term
Assets:
Assets		14,728	8,200
Level 1
Assets:
Assets	34,267	26,006	27,967
Level 1 | Restricted cash - short term
Assets:
Assets	34,267	26,006	19,767
Level 1 | Restricted cash - long term
Assets:
Assets		14,728	8,200
Level 2
Assets:
Assets	505	505	505
Level 2 | Short-term investment Certificate of deposit
Assets:
Assets	$ 505	505	505
Level 3
Liabilities:
Liabilities		2,960	32,599
Level 3 | Convertible preferred share warrant liability
Liabilities:
Liabilities		$ 2,960	$ 1,755